ACQUISITION OF BUSINESSES	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about business combination [abstract]
ACQUISITION OF BUSINESSES	ACQUISITION OF BUSINESSES
Acquisitions Completed in 2024
(a) Acquisition of Brazilian electricity transmission operation
On December 23, 2024, Brookfield Infrastructure, alongside institutional partners (the “Chimarrão consortium”), exercised its option to acquire an additional 15% interest in Chimarrão Transmissora de Energia S.A. (“Chimarrão”), a Brazilian electricity transmission operation, for $22 million (Chimarrão consortium - $72 million), increasing Brookfield Infrastructure’s effective ownership in Chimarrão to 31% (Chimarrão consortium total of 100%). Prior to December 23, 2024, our partnership’s existing interest in Chimarrão was accounted for using the equity method.
Consideration Transferred:

US$ MILLIONS
Cash	$22
Pre-existing interest in businesses	33
Total consideration	$55
Fair value of assets and liabilities acquired (provisional)(1):

US$ MILLIONS
Cash and cash equivalents	$11
Accounts receivable and other	22
Intangible assets	619
Accounts payable and other liabilities	(52)
Non-recourse borrowings	(359)
Deferred income tax liabilities	(63)
Net assets acquired before non-controlling interest	178
Non-controlling interest(2)	(123)
Net assets acquired	55
(1)The fair values of certain acquired assets and liabilities for these operations have been determined on a provisional basis given the proximity of the acquisitions to the reporting date, pending finalization of the determination of the fair values of the acquired assets and liabilities. Our partnership is in the process of obtaining additional information primarily in order to assess the fair values of intangible assets and deferred income taxes as at the date of the acquisition.
(2)Non-controlling interest represents the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition dates.
(b) Acquisition of an Indian telecom tower operation
On September 12, 2024, Brookfield Infrastructure, alongside institutional partners (the “ATC India consortium”), completed the acquisition of ATC Telecom Infrastructure Private Limited (“ATC India”), an Indian telecom tower operation for total consideration of approximately $2.0 billion. The partnership contributed approximately $140 million of equity capital (ATC India consortium - $0.8 billion), with the balance funded through acquisition debt. The portfolio will operate alongside our existing telecom tower operations in India with the partnership holding an effective 16% interest in ATC India. Concurrently, Brookfield Infrastructure entered into a voting agreement with an affiliate of Brookfield, providing Brookfield Infrastructure the right to direct the relevant activities of the entity, thereby providing Brookfield Infrastructure with control. Accordingly, Brookfield Infrastructure consolidated the entity effective September 12, 2024. Acquisition costs of approximately $5 million were recorded as other income (expense) within the Consolidated Statement of Operating Results.
Consideration Transferred:

US$ MILLIONS
Cash	$2,041
Total consideration	$2,041
Fair value of assets and liabilities acquired (provisional)(1):

US$ MILLIONS
Cash and cash equivalents	$368
Accounts receivable and other	415
Property, plant and equipment	1,785
Intangible assets	582
Goodwill	294
Accounts payable and other liabilities	(344)
Lease liabilities	(778)
Non-recourse borrowings	(119)
Deferred income tax liabilities	(162)
Net assets acquired	$2,041
(1)The fair values of certain acquired assets and liabilities for these operations have been determined on a provisional basis given the proximity of the acquisitions to the reporting date, pending finalization of the determination of the fair values of the acquired assets and liabilities. Our partnership is in the process of obtaining additional information primarily in order to assess the fair values of property, plant and equipment, intangible assets, deferred income taxes and the resulting impact to goodwill as at the date of the acquisition.
The partnership acquired property, plant, and equipment of $1.8 billion, including $0.8 billion of remeasured lease assets. The property, plant and equipment was valued using the depreciated replacement cost method with key inputs of replacement cost and remaining economic life. The remeasured lease assets were valued based on the present value of future lease payments over the remaining lease term, with key inputs of lease term, lease payments and discount rate. Additionally, the partnership acquired $0.6 billion of intangible assets, primarily composed of customer relationships. The acquired customer relationship assets were valued with key inputs of revenue growth rates, customer attrition rates, and a discount rate determined using a capital asset pricing model and have an estimated useful life of 20 years.
The goodwill recorded on acquisition is largely reflective of potential to achieve growth over time, supported by underlying growth and expansion of the services we provide and markets we operate in. The goodwill recognized is not deductible for income tax purposes.
(c) Acquisition of a North American Retail Colocation Data Center Business
On January 12, 2024, Brookfield Infrastructure, through our North American retail colocation data center operation subsidiary, completed the acquisition of Cyxtera Technologies Inc. (“Cyxtera”) for $0.8 billion. Brookfield Infrastructure consolidated the entity effective January 12, 2024 with the partnership having an effective 29% interest in Cyxtera through our existing interest in our North American retail colocation data center operation. Upon closing of the acquisition, Brookfield Infrastructure recorded a bargain purchase gain of $0.6 billion ($0.2 billion to the partnership) in other income (expense) within the Consolidated Statement of Operating Results, as the net assets acquired of $1.4 billion exceeded the purchase price of $0.8 billion. Acquisition costs of approximately $50 million were recorded as other income (expense) within the Consolidated Statement of Operating Results.
Consideration Transferred:

US$ MILLIONS
Cash	$803
Total consideration	$803
Fair value of assets and liabilities acquired (provisional)(1):

US$ MILLIONS
Cash and cash equivalents	$14
Accounts receivable and other	140
Property, plant and equipment	2,432
Intangible assets	379
Assets held for sale	270
Accounts payable and other liabilities	(248)
Lease liabilities	(1,331)
Liabilities held for sale	(70)
Deferred income tax liabilities	(229)
Net assets acquired	$1,357
Bargain purchase gain	$554
(1)The fair values of certain acquired assets and liabilities for these operations have been determined on a provisional basis given the proximity of the acquisition to the reporting date, pending finalization of the determination of the fair values of the acquired assets and liabilities. Our partnership is in the process of obtaining additional information in order to assess the fair values of property, plant, and equipment, intangible assets, deferred income taxes and the resulting impact to the bargain purchase gain on the date of the acquisition.
The partnership acquired property, plant and equipment of $2.4 billion, including $0.8 billion of land and equipment, $1.3 billion of remeasured lease assets and $0.3 billion of favourable lease assets. The equipment was valued using the depreciated replacement cost method with key inputs of replacement cost and remaining economic life. The remeasured lease assets were valued based on the present value of future lease payments over the lease term, with key inputs of lease term, lease payments and discount rate. The favourable lease assets were valued based on the difference between the contractual lease terms and market terms, key inputs include market rent rates, rental growth rate and discount rate. Additionally, the partnership acquired $0.4 billion of intangible assets, primarily composed of customer relationships. The acquired customer relationship assets were valued with key inputs of revenue growth rates, customer attrition rates, and a discount rate determined using a capital asset pricing model.
Supplemental Information
Had the acquisitions of Chimarrão, ATC India, and Cyxtera had been effective January 1, 2024, the revenue and net income of Brookfield Infrastructure would have increased by approximately $850 million and $110 million, respectively, for the year ended December 31, 2024.

In determining the pro-forma revenue and net income attributable to our partnership, management has:
•Calculated depreciation of property, plant and equipment and amortization of intangible assets acquired on the basis of the fair values at the time of the business combination rather than the carrying amounts recognized in the pre-acquisition financial statements and;
•Based borrowing costs on the funding levels, credit ratings and debt and equity position of Brookfield Infrastructure after the business combination.
Acquisitions Completed in 2023
(a) Acquisition of a Global Intermodal Logistics Operation
On September 28, 2023, Brookfield Infrastructure, through its subsidiary Brookfield Infrastructure Corporation and alongside institutional partners (the “Triton consortium”) completed the acquisition of Triton International Limited (“Triton”), the world’s largest owner and lessor of intermodal shipping containers, for consideration of $1.2 billion (Triton consortium - $4.5 billion). The partnership has an effective 28% interest in Triton. Concurrently, BIPC entered into a voting agreement with an affiliate of Brookfield, providing BIPC the right to direct the relevant activities of the entity, thereby providing BIPC with control. Accordingly, Brookfield Infrastructure consolidated the entity effective September 28, 2023. Acquisition costs of approximately $49 million were recorded as other income (expense) within the Consolidated Statement of Operating Results.

Consideration Transferred:

US$ MILLIONS
Cash	$350
BIPC exchangeable shares	751
Pre-existing interest in the business	55
Total consideration	$1,156
Fair value of assets and liabilities acquired:

US$ MILLIONS
Cash and cash equivalents	$491
Accounts receivable and other(1)	1,871
Property, plant and equipment	8,811
Intangible assets	710
Goodwill	1,163
Accounts payable and other liabilities	(408)
Non-recourse borrowings	(7,041)
Deferred income tax liabilities	(444)
Net assets acquired before non-controlling interest	5,153
Non-controlling interest(2)	(3,997)
Net assets acquired	$1,156

(1)Accounts receivable and other primarily comprised of finance lease receivables, trade receivables, and other financial assets.
(2)Non-controlling interest includes $641 million of preferred equity instruments transferred as part of the acquisition, remaining balance represents the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition dates.
The partnership acquired intangible assets of $0.7 billion, comprising of customer relationships, brand and technology. The customer relationships acquired in the transaction were valued using a discounted cash flow model and have estimated useful lives of 50 years. The acquired customer relationship assets were valued with key inputs of revenue growth rates, customer attrition rates, and a discount rate determined using a capital asset pricing model. The brand and technology acquired were valued using a discounted cash flow model and have estimated useful lives ranging between 10 to 50 years with the key inputs being technology migration factors, revenue growth rates, after-tax royalty rates and a discount rate determined using a capital asset pricing model.
The goodwill recorded on acquisition is largely reflective of Triton’s potential to achieve fleet growth over time, supported by underlying global economic growth and expansion of the services we provide and markets we operate in. The goodwill recognized is not deductible for income tax purposes.

(b) Acquisition of a European Hyperscale Data Center Platform
On August 1, 2023, Brookfield Infrastructure, alongside institutional partners (the “Data4 consortium”) completed the acquisition of Data4, a high-quality hyperscale data center platform across Europe, for consideration of $0.6 billion (Data4 consortium - $3 billion). The partnership has an effective 19% interest in Data4. Concurrently, Brookfield Infrastructure entered into a voting agreement with an affiliate of Brookfield, providing Brookfield Infrastructure the right to direct the relevant activities of the entity, thereby providing Brookfield Infrastructure with control. Accordingly, Brookfield Infrastructure consolidated the entity effective August 1, 2023. Acquisition costs of approximately $24 million were recorded as other income (expense) within the Consolidated Statement of Operating Results.
Consideration Transferred:

US$ MILLIONS
Cash	$566
Total consideration	$566
Fair value of assets and liabilities acquired:

US$ MILLIONS
Cash and cash equivalents	$189
Accounts receivable and other	287
Property, plant and equipment	35
Investment properties	3,244
Intangible assets	6
Goodwill	779
Accounts payable and other liabilities	(229)
Non-recourse borrowings	(845)
Deferred income tax liabilities	(418)
Net assets acquired before non-controlling interest	3,048
Non-controlling interest(1)	(2,482)
Net assets acquired	$566

(1)Non-controlling interest represents the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition dates.
The goodwill recorded on acquisition is largely reflective of potential capacity and customer growth, arising from the business’ position as one of the leading data storage providers in Europe, and the increasing rate of global data consumption. The goodwill recognized is not deductible for income tax purposes.

(c) Acquisition of Brazilian electricity transmission operation
On May 2, 2023, Brookfield Infrastructure, alongside institutional partners (the “Sertaneja consortium”), exercised its option to acquire an additional 15% interest in Transmissora Sertaneja de Electricidade S.A. (“Sertaneja”), a Brazilian electricity transmission operation, for $35 million (Sertaneja consortium - $114 million), increasing Brookfield Infrastructure’s effective ownership in Sertaneja to 31% (Sertaneja consortium total of 100%). Prior to May 2, 2023, our partnership’s existing interest in Sertaneja was accounted for using the equity method.
Consideration Transferred:

US$ MILLIONS
Cash	$35
Pre-existing interest in businesses	35
Total consideration	$70
Fair value of assets and liabilities acquired:

US$ MILLIONS
Cash and cash equivalents	$36
Accounts receivable and other	9
Intangible assets	477
Goodwill	25
Accounts payable and other liabilities	(44)
Non-recourse borrowings	(192)
Deferred income tax liabilities	(83)
Net assets acquired before non-controlling interest	228
Non-controlling interest(1)	(158)
Net assets acquired	$70

(1)Non-controlling interest represents the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition dates.
(d) Acquisition of a North American and European residential decarbonization infrastructure business
On January 4, 2023, Brookfield Infrastructure, alongside institutional partners (the “HomeServe consortium”), completed the acquisition of HomeServe PLC (“HomeServe”), a residential decarbonization infrastructure business operating in North America and Europe. Total consideration paid was $1.2 billion (HomeServe consortium - $4.9 billion). The partnership has an effective 26% and 25% interest in HomeServe’s North American and European businesses, respectively. Concurrently, Brookfield Infrastructure entered into a voting agreement with an affiliate of Brookfield, providing Brookfield Infrastructure the right to direct the relevant activities of the entity, thereby providing Brookfield Infrastructure with control. Accordingly, Brookfield Infrastructure consolidated the entity effective January 4, 2023. Acquisition costs of approximately $55 million were recorded as other income (expense) within the Consolidated Statement of Operating Results.
Consideration Transferred:

US$ MILLIONS
Cash	$1,249
Total consideration	$1,249
Fair value of assets and liabilities acquired:

US$ MILLIONS
Cash and cash equivalents	$205
Accounts receivable and other	827
Property, plant and equipment	118
Intangible assets	2,827
Goodwill	3,338
Accounts payable and other liabilities	(792)
Non-recourse borrowings	(1,006)
Deferred income tax liabilities	(613)
Net assets acquired before non-controlling interest	4,904
Non-controlling interest(1)	(3,655)
Net assets acquired	$1,249

(1)Non-controlling interest represents the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition dates.
During the measurement period, the partnership recorded a measurement adjustment of approximately $0.8 billion resulting in a decrease in the fair value of its intangible assets acquired which primarily comprised of customer relationship assets. The customer relationships acquired in the transaction were valued using a discounted cash flow model and were assessed to have estimated useful lives ranging between 10 to 27 years. The acquired customer relationship assets were valued with key inputs of revenue growth rates, customer attrition rates, and a discount rate determined using a capital asset pricing model.
The goodwill recorded on acquisition is largely reflective of HomeServe’s potential to grow its customer base in under-penetrated markets and the ability to leverage operating synergies with our existing residential decarbonization infrastructure platform. The goodwill recognized is not deductible for income tax purposes.